Condensed Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 24,002,000	$ 12,162,000	$ 68,085,000	$ 38,518,000	$ 19,785,000
Cost and operating expenses:
Cost of revenue (exclusive of amortization of product development cost)	3,181,000	2,205,000	9,999,000	5,795,000	3,657,000
Technology and development	4,897,000	4,646,000	20,199,000	14,650,000	8,803,000
Sales and marketing	12,293,000	6,075,000	33,747,000	17,717,000	8,638,000
General and administrative	5,172,000	2,971,000	13,659,000	6,123,000	2,501,000
Total cost and operating expenses	25,543,000	15,897,000	77,604,000	44,285,000	23,599,000
Loss from operations	(1,541,000)	(3,735,000)	(9,519,000)	(5,767,000)	(3,814,000)
Interest income	26,000	3,000	50,000	17,000	15,000
Interest expense	(236,000)	(252,000)	(1,016,000)	(389,000)	(39,000)
Change in fair value of warrant liability		(216,000)	(369,000)	(16,000)
Loss before provision for income taxes	(1,751,000)	(4,200,000)	(10,854,000)	(6,155,000)	(3,838,000)
Provision for income taxes	(231,000)		(67,324)
Net loss attributable to common stockholders	$ (1,982,000)	$ (4,200,000)	$ (10,921,000)	$ (6,155,000)	$ (3,838,000)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.07)	$ (0.61)	$ (0.87)	$ (0.92)	$ (0.64)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	28,427,025	6,882,065	12,538,769	6,657,045	6,016,550